Finance costs	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Finance costs

Note 13. Finance costs

	For the year ended December 31,
(SEK in thousands)	2025	2024
Interest expense on loans and borrowings	(14,289)	(119,229)
Interest expense on lease liabilities	(49,068)	(43,730)
Interest expense on convertible debenture	(445,181)	(40,648)
Interest expense on liabilities associated with cash advances	(80,108)	(11,172)
Exchange rate losses	(85,851)	(7,352)
Other finance costs	(2,701)	(2,214)
Total finance costs	(677,198)	(224,345)